SHORT-TERM BORROWINGS - Due to related party (Details)	6 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	$ 1,838,333	¥ 12,009,174	¥ 10,230,746
Short Term Borrowings One [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	$ 0	0	5,008,640
Debt Instrument, Maturity Date	Dec. 19, 2020
Debt Instrument, Interest Rate Percentage	5.65%
Short Term Borrowings Two [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	$ 612,696	4,002,528	4,002,106
Debt Instrument, Maturity Date	Mar. 25, 2021
Debt Instrument, Interest Rate Percentage	4.55%
Short Term Borrowings Three [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	$ 0	0	450,000
Debt Instrument, Maturity Date	Sep. 24, 2020
Short Term Borrowings Four [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	$ 0	0	770,000
Debt Instrument, Maturity Date	Dec. 31, 2020
Short Term Borrowings Five [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	$ 766,404	5,006,646	0
Debt Instrument, Maturity Date	Dec. 21, 2021
Debt Instrument, Interest Rate Percentage	4.35%
Short Term Borrowings Six [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	$ 459,233	¥ 3,000,000	¥ 0
Debt Instrument, Maturity Date	Jun. 16, 2021
Debt Instrument, Interest Rate Percentage	0.00%